BUSINESS COMBINATIONS (Details 6) - Parrut [Member] - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Revenue	$ 14,636,721	$ 6,906,671
Net Loss	$ (11,160,609)	$ (9,891,967)
Loss per common share, basic and diluted	$ (1.68)	$ (2.10)